Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Human Capital Committee has established a consistent process for granting equity awards to ensure fairness and avoid the appearance of timing-related manipulation. All annual equity awards are approved during a regularly scheduled Human Capital Committee meeting, typically held in the first quarter of the fiscal year, after the Company’s annual financial results are finalized and publicly disclosed. The grant date for annual equity awards is either the date of the Human Capital Committee’s approval or a pre-established date set in advance by the Human Capital Committee. Equity awards for newly hired or promoted employees are generally granted on the first regularly scheduled grant date following the effective date of the employment event. The Company does not time equity grants in coordination with the release of material non-public information.

MNPI Disclosure Timed for Compensation Value	false